Note 5 - SHORT-TERM BANK DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Note 5 - Short-Term Bank Deposits Details
Unrestricted short-term bank deposits	$ 6,210	$ 2,529
Restricted short-term bank deposits	11,217	12,024
Short-term bank deposits	$ 17,427	$ 14,553